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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21105


                          Pioneer Emerging Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2003 through March 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

				    PIONEER
                             -----------------------
                                    EMERGING
                                     GROWTH
                                      FUND

                                     Annual
                                     Report

                                     3/31/04



                                     PIONEER
                                Investments(logo)

 Table of Contents
--------------------------------------------------------------------------------



Letter to Shareowners                                     1
Portfolio Summary                                         2
Performance Update                                        3
Portfolio Management Discussion                           4
Schedule of Investments                                   7
Financial Statements                                     15
Notes to Financial Statements                            19
Report of Independent Auditors                           24
Trustees, Officers and Service Providers                 25
Programs and Services for Pioneer Shareowners            32
Retirement Plans from Pioneer                            34

Pioneer Emerging Growth Fund
LETTER TO SHAREOWNERS 3/31/04


 Dear Shareowner,
--------------------------------------------------------------------------------
 Last year's stock market rally carried over into early 2004 but ran out of steam as investors reassessed the dramatic rise in stock valuations. The technology-rich NASDAQ Composite Index, having risen the fastest, was the first to feel pressure; the Dow Jones Industrial Average and Standard & Poor's 500 soon gave up some gains as well. By the end of March, these major indicators were little changed from year-end levels but well ahead of where they stood a year ago.

 In general terms, smaller companies outperformed large companies and emerging markets outpaced developed countries, as both benefited from weakness in the U.S. dollar. Corporate bonds, here and overseas, recorded strong gains. U.S. Treasury issues also performed well, as the Federal Reserve Board signaled that it was in no hurry to raise interest rates, given the mixed economic data it was seeing.

 Those mixed economic reports were also responsible for the stock market's sluggishness. While corporate profits expanded at a healthy rate, unemployment remained high and consumer confidence dropped sharply in February. Increased productivity, a company's ability to produce more goods or services for each hour worked, was a major factor in the disappointing pace of job creation. However, jobs data improved markedly in March when the government reported U.S. employers added over 300,000 jobs, the largest figure in years; at the same time, January and February numbers were revised upward. Payroll expansion reached into most sectors, while employment held steady in manufacturing after a long period of declines. The markets reacted positively to the jobs report. We believe that renewed hiring means companies are optimistic about the outlook for profits in the months ahead. In fact, many businesses are building up inventories in expectation of increased product demand.

 The key drivers of the expansion, low interest rates and reduced federal income taxes, remain in place. Consequently, we think the U.S. economy retains impressive growth potential through the rest of this year. An expanding economy could have implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

 More growth choices from Pioneer

 When you talk to your adviser, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider each fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.




 Respectfully,

/s/Osbert M. Hood


 Osbert M. Hood
 President
 Pioneer Investment Management, Inc.



 Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results,and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Growth Fund
PORTFOLIO SUMMARY 3/31/04

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S Common Stocks                              89.4%
International Common Stocks                     1.8%
Depositary Receipts for International Stocks    6.3%
Temporary Cash Investment                       2.5%

 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                         42.3%
Materials                                       0.5%
Consumer Staples                                1.1%
Financials                                      6.8%
Energy                                          7.1%
Industrials                                     9.7%
Consumer Discretionary                         10.5%
Health Care                                    22.0%

 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


1.   Career Education Corp.                     2.67%
2.   Lexar Media, Inc.                          2.59
3.   Patterson Energy, Inc.                     2.34
4.   Exult, Inc.                                1.88
5.   Corinthian Colleges, Inc.                  1.87
6.   Ipass, Inc.                                1.86
7.   Maxim Integrated Products                  1.78
8.   Caremark Rx, Inc.                          1.73
9.   Orbitz Inc.                                1.69
10.  Zoran Corp.                                1.56


*This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Emerging Growth Fund
PERFORMANCE UPDATE 3/31/04                             CLASS A SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------


Net Asset Value
per Share                 3/31/04      3/31/03
                         $14.23       $9.24

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(4/1/03 - 3/31/04)        Income       Capital Gains   Capital Gains

                          $  -         $  -            $0.1375


 Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Growth Fund at public offering price, compared to that of the Russell 2500 Growth Index.


Average Annual Total Returns
(As of March 31, 2004)

--------------------------------------------------
                Net Asset    Public Offering
Period          Value        Price*
Life-of-Fund    25.27%       20.75%
(8/22/02)       55.55        46.66
1 Year
--------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

--------------------------------------------------
               GROWTH OF $10,000
                    Russell    Value
Date                2500       Growth
--------------------------------------------------
8/31/2002          $9,425     $10,000
--------------------------------------------------
3/31/2003          $9,286      $9,689
--------------------------------------------------
3/31/2004         $14,445     $15,451
--------------------------------------------------


During the period, the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.


+ Index comparison begins on August 30, 2002. The Russell 2500[RegTM] Growth Index contains the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values than those in the Russell 2500 Value Index. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.


Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.
The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Emerging Growth Fund
PORTFOLIO MANAGEMENT DISCUSSION 3/31/04


Low interest rates, gains in consumer confidence and increased manufacturing activity all contributed to a strong stock-market environment during the 12 months ended March 31, 2004. In the following interview, Eric Weigel discusses Pioneer Emerging Growth Fund's strategy and the factors that influenced performance during this period. Mr. Weigel is the Fund's day-to-day manager.


Q: How did the Fund perform over the past year?


A. Pioneer Emerging Growth Fund had a total return of 55.55% at net asset value for the 12 months ended March 31, 2004. For the same period, the Russell 2500 Growth Index had a return of 59.47%.


Q: What factors most affected Fund performance?


A. Technology stocks were the biggest contributors. The Fund's exposure to technology was larger than that of the Index, and its holdings in this sector rose more than 82% during the period. The Fund benefited from the sector's overall performance, but our stock selection, particularly in computer security and semiconductor stocks, also contributed. For example, NetScreen Technologies, a developer of network security systems, gained over 55% during the period. Skyworks Solutions, a semiconductor company, gained 41%, SanDisk, which makes computer storage devices, gained almost 237%. Other technology companies such as Vitesse Semiconductor, Chordiant Software and Citrix Systems also made positive contributions to performance.


Q: Why have these companies done so well?


A. Sales of consumer electronics such as cameras, cell phones and similar products have been one of the main drivers of the performance of these stocks. At the same time, prices of some of those stocks either flattened or declined somewhat toward the end of calendar 2003. The fundamentals behind the companies hadn't changed; there just seemed to be a perception by investors that prices of the stocks had risen too fast. As a result, we saw a lot of profit-taking toward the end of the year. So far in 2004, the consumer electronic stocks - as well as the market as a whole - seem to be looking for direction.

Pioneer Emerging Growth Fund
----------------------------------------------------------------------------

 Q: Could you talk about other stocks that helped or hurt performance?


A. Our consumer-discretionary stocks performed well, though we were underweight compared to the Index and, while the average consumer-discretionary stock was up 60% during the period, the Fund's stocks in the sector gained 53%. Still, we did make money in companies like Chico's FAS and Michaels Stores. Chico's change in focus from a Southwestern orientation to one that appeals to mature career women who don't want to overpay for clothes has been quite successful. Michaels Stores continues to see steadily increasing sales for its arts and crafts products. On the other hand, some of our health-care stocks hurt performance. Companies such as Medimmune, Cubist Pharmaceuticals and Human Genome Sciences all underperformed.


Q:  How would you describe the investment environment of the past year?


A. Very favorable. The period covered by this annual report is probably one of the best we've had in recent years, in terms of stock market performance. The markets took off after the war with Iraq began. However, there were a couple of blips here and there. One of those blips came in December, when the market seemed to change emphasis. Stocks of the most speculative, riskiest companies outperformed everything else through most of 2003. But, by the end of the year, investors got a little more cautious, and a lot of the year's best-performing stocks sold off after some huge gains. As I mentioned, technology stocks did well for most of the period, but financial services stocks also did well as interest rates stayed low, and consumer stocks benefited from rising consumer confidence.


Q:  What is your investment approach?


A. This is an aggressive, diversified fund. Its orientation is toward mid- and small-cap companies. We don't aim to be close to our benchmark in terms of the Fund's exposure to different sectors. Instead, we look for undiscovered companies that we believe have the potential for above-average earnings and revenue growth. Many of those companies have interesting technology or new markets that they're entering.

Pioneer Emerging Growth Fund
PORTFOLIO MANAGEMENT DISCUSSION 3/31/04                           (continued)


Q: What is your investment outlook?


A. We're bullish. We think that economic growth is here to stay. Many people are focused on the slow employment growth, but we don't think that's relevant to stock investing. It's obviously relevant to peoples' lives, but not to investing in the stock market. We believe interest rates will creep up little by little, but their impact won't be dramatic in terms of an effect on the stock market. In fact, we think people will probably put more money in stocks if they see their bond funds losing money because of rising interest rates. We actually think a rise in interest rates will be viewed by the equity markets as a positive signal that growth is finally here.









Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Growth Fund
SCHEDULE OF INVESTMENTS 3/31/04


Shares                                                       Value
           COMMON STOCKS - 99.2%
           Energy - 7.0%
           Oil & Gas Drilling - 4.5%
    150    ENSCO International, Inc.                    $    4,226
    450    Grant Prideco, Inc.*                              6,975
    700    Patterson Energy, Inc.*                          24,785
    300    Weatherford International, Inc.*                 12,609
                                                        ----------
                                                        $   48,595
                                                        ----------
           Oil & Gas Exploration & Production - 2.5%
    100    EOG Resources, Inc.                          $    4,589
    100    Kerr-McGee Corp.                                  5,150
    300    Spinnaker Exploration Co.*                       10,776
    100    Talisman Energy, Inc.                             5,897
                                                        ----------
                                                        $   26,412
                                                        ----------
           Total Energy                                 $   75,007
                                                        ----------
           Materials - 0.5%
           Specialty Chemicals - 0.5%
    100    Valspar Corp.                                $    4,923
                                                        ----------
           Total Materials                              $    4,923
                                                        ----------
           Capital Goods - 1.7%
           Aerospace & Defense - 1.3%
    250    Alliant Techsystems, Inc.*                   $   13,600
                                                        ----------
           Building Products - 0.4%
    300    Cherokee International Corp.*                $    4,320
                                                        ----------
           Total Capital Goods                          $   17,920
                                                        ----------
           Commercial Services & Supplies - 7.2%
           Diversified Commercial Services - 2.7%
    100    Apollo Group, Inc.*                          $    8,611
  3,200    Exult, Inc.*                                     19,936
                                                        ----------
                                                        $   28,547
                                                        ----------
           Employment Services - 4.5%
    500    Career Education Corp.*                      $   28,320
    600    Corinthian Colleges, Inc.*                       19,836
                                                        ----------
                                                        $   48,156
                                                        ----------
           Total Commercial Services & Supplies         $   76,703
                                                        ----------

The accompanying notes are an integral part of these financial statements.    7

Pioneer Emerging Growth Fund
SCHEDULE OF INVESTMENTS 3/31/04                                    (continued)


Shares                                                           Value
           Transportation - 0.7%
           Air Freight & Couriers - 0.7%
  200      Expeditors International of Washington, Inc.     $    7,898
                                                            ----------
           Total Transportation                             $    7,898
                                                            ----------
           Consumer Durables & Apparel - 1.0%
           Housewares & Specialties - 1.0%
  400      Yankee Candle Co.*                               $   11,032
                                                            ----------
           Total Consumer Durables & Apparel                $   11,032
                                                            ----------
           Hotels, Restaurants & Leisure - 3.4%
           Casinos & Gaming - 2.4%
  500      Caesars Entertainment, Inc.*                     $    6,520
  100      GTECH Holdings Corp.                                  5,914
  300      International Game Technology                        13,488
                                                            ----------
                                                            $   25,922
                                                            ----------
           Restaurants - 1.0%
  200      PF Chang's China Bistro, Inc.*                   $   10,062
                                                            ----------
           Total Hotels, Restaurants & Leisure              $   35,984
                                                            ----------
           Retailing - 6.1%
           Apparel Retail - 1.3%
  500      Ross Stores, Inc.                                $   15,305
                                                            ----------
           Computer & Electronics Retail - 0.5%
  300      Gamestop Corp.*                                  $    5,406
                                                            ----------
           General Merchandise Stores - 0.8%
  350      99 Cents Only Stores+*                           $    8,547
                                                            ----------
           Internet Retail - 1.7%
  750      Orbitz Inc.*                                     $   17,858
                                                            ----------
           Specialty Stores - 1.8%
  250      O'Reilly Automotive, Inc.*                       $   10,010
  250      Williams-Sonoma, Inc.*                                8,550
                                                            ----------
                                                            $   18,560
                                                            ----------
           Total Retailing                                  $   65,676
                                                            ----------
           Food & Drug Retailing - 1.0%
           Food Retail - 1.0%
  150      Whole Foods Market, Inc.                         $   11,243
                                                            ----------
           Total Food & Drug Retailing                      $   11,243
                                                            ----------

8     The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund


Shares                                                              Value
           Health Care Equipment & Services - 15.1%
           Health Care Distributors - 5.3%
    366    AMN Healthcare Services*                            $    6,716
    650    Cross Country Healthcares, Inc.*                        10,823
    100    Patterson Dental Co.*                                    6,861
    150    Priority Healthcare Corp.*                               3,194
    250    Pharmaceutical Resources, Inc.*                         14,212
    250    Taro Pharmaceutical Industries, Ltd.*                   14,498
                                                               ----------
                                                               $   56,304
                                                               ----------
           Health Care Equipment - 3.1%
    350    Cytyc Corp.*                                        $    7,788
    100    Dentsply International, Inc.                             4,433
    150    Respironics, Inc.*                                       8,103
    150    Varian Associates, Inc.*                                12,947
                                                               ----------
                                                               $   33,271
                                                               ----------
           Health Care Equipment & Services - 1.2%
  1,400    WebMD Corp.*                                        $   12,446
                                                               ----------
           Health Care Facilities - 1.6%
    350    Community Health Systems, Inc.*                     $    9,741
    250    Triad Hospitals, Inc.*                                   7,705
                                                               ----------
                                                               $   17,446
                                                               ----------
           Health Care Services - 3.3%
    550    Caremark Rx, Inc.*                                  $   18,288
    200    Cerner Corp.*                                            9,038
    100    Quest Diagnostics, Inc.                                  8,282
                                                               ----------
                                                               $   35,608
                                                               ----------
           Health Care Supplies - 0.6%
    150    Charles River Laboratories International, Inc.*     $    6,428
                                                               ----------
           Total Health Care Equipment & Services              $  161,503
                                                               ----------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Emerging Growth Fund
SCHEDULE OF INVESTMENTS 3/31/04                                    (continued)


Shares                                                        Value
           Pharmaceuticals & Biotechnology - 6.7%
           Biotechnology - 4.7%
    250    Celgene Corp.+*                               $   11,913
    150    Cephalon, Inc.*                                    8,597
  1,100    Cubist Pharmaceuticals, Inc.*                     10,120
    400    Human Genome Sciences, Inc.*                       5,012
    200    Invitrogen Corp.*                                 14,338
                                                         ----------
                                                         $   49,980
                                                         ----------
           Pharmaceuticals - 2.0%
    200    Sepracor, Inc.*                               $    9,620
    400    Shire Pharmaceuticals Group Plc (A.D.R.)*         11,772
                                                         ----------
                                                         $   21,392
                                                         ----------
           Total Pharmaceuticals & Biotechnology         $   71,372
                                                         ----------
           Banks - 3.9%
           Diversified Banks - 1.3%
    100    Charter One Financial, Inc.                   $    3,536
    300    Doral Financial Corp.                             10,560
                                                         ----------
                                                         $   14,096
                                                         ----------
           Regional Banks - 0.6%
    150    North Fork Bancorporation, Inc.               $    6,348
                                                         ----------
           Thrifts & Mortgage Finance - 2.0%
    354    New York Community Bancorp, Inc.              $   12,135
    400    Sovereign Bancorp, Inc.                            8,568
                                                         ----------
                                                         $   20,703
                                                         ----------
           Total Banks                                   $   41,147
                                                         ----------
           Diversified Financials - 0.9%
           Asset Management & Custody Banks - 0.4%
    100    Investors Financial Services Corp.            $    4,132
                                                         ----------
           Multi-Sector Holding - 0.5%
    100    Leucadia National Corp.                       $    5,328
                                                         ----------
           Total Diversified Financials                  $    9,460
                                                         ----------
           Insurance - 2.0%
           Insurance Brokers - 0.7%
    200    Willis Group Holdings Ltd.                    $    7,440
                                                         ----------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund

Shares                                                          Value
           Property & Casualty Insurance - 1.3%
    100    Mercury General Corp.                           $    4,993
    150    Philadelphia Consolidated Holding Corp.*             8,700
                                                           ----------
                                                           $   13,693
                                                           ----------
           Total Insurance                                 $   21,133
                                                           ----------
           Software & Services - 15.4%
           Application Software - 7.6%
    200    Avid Technology, Inc.*                          $    9,226
    500    Check Point Software Technologies, Ltd.*            11,385
    379    Citrix Systems, Inc.*                                8,194
    650    Macrovision Corp.*                                  12,142
    550    Mercury Computer Systems, Inc.*                     14,025
    200    Synopsys, Inc.*                                      5,792
    500    Verint Systems, Inc.*                               15,450
    300    VeriSign, Inc.*                                      4,977
                                                           ----------
                                                           $   81,191
                                                           ----------
           Data Processing & Outsourced Services - 1.3%
    134    Affiliated Computer Services, Inc.*             $    6,955
    350    Ceridian Corp.*                                      6,899
                                                           ----------
                                                           $   13,854
                                                           ----------
           Home Entertainment Software - 0.5%
    100    Electronic Arts, Inc.*                          $    5,396
                                                           ----------
           Internet Software & Services - 1.9%
  1,800    Ipass, Inc.*                                    $   19,674
                                                           ----------
           IT Consulting & Other Services - 2.4%
    300    Cognizant Tech Solutions Corp.*                 $   13,575
    600    ManTech International Corp.*                        12,294
                                                           ----------
                                                           $   25,869
                                                           ----------
           Systems Software - 1.7%
    600    Borland Software Corp.*                         $    5,448
    940    NetIQ Corp.*                                        13,122
                                                           ----------
                                                           $   18,570
                                                           ----------
           Total Software & Services                       $  164,554
                                                           ----------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Emerging Growth Fund
SCHEDULE OF INVESTMENTS 3/31/04                                    (continued)


Shares                                                       Value
           Technology Hardware & Equipment - 12.1%
           Networking Equipment - 4.6%
    800    Brocade Communications Systems, Inc.*        $    5,328
  2,500    Chordiant Software, Inc.*                        13,100
    300    NetScreen Technologies, Inc.*                    10,929
    200    Network Appliance Inc.*                           4,290
    600    Radware Ltd.*                                    15,936
                                                        ----------
                                                        $   49,583
                                                        ----------
           Communications Equipment - 0.8%
    300    Utstarcom, Inc.*                             $    8,628
                                                        ----------
           Computer Storage & Peripherals - 4.2%
  1,654    Lexar Media, Inc.*                           $   27,390
    400    SanDisk Corp.*                                   11,348
    200    Storage Technology Corp.*                         5,566
                                                        ----------
                                                        $   44,304
                                                        ----------
           Electronic Equipment & Instruments - 0.6%
    387    Flextronics International, Ltd.*             $    6,664
                                                        ----------
           Electronic Manufacturing Services - 1.9%
    400    Jabil Circuit, Inc.*                         $   11,772
    250    Photon Dynamics, Inc.*                            8,158
                                                        ----------
                                                        $   19,930
                                                        ----------
           Total Technology Hardware & Equipment        $  129,109
                                                        ----------
           Semiconductors - 14.5%
           Semiconductor Equiment - 3.0%
    500    Advanced Energy Industries, Inc.*            $   10,195
    200    ATMI, Inc.*                                       5,264
    400    Brooks Automation, Inc.*                          8,392
    200    Cymer, Inc.+*                                     7,722
                                                        ----------
                                                        $   31,573
                                                        ----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund



Shares                                                Value
             Semiconductors - 11.5%
   1,500     ANADIGICS, Inc.*                    $    9,330
   1,000     ATI Technologies, Inc.*                 16,300
     500     Cypress Semiconductor Corp.*            10,235
     450     Intersil Holding Corp.                  10,031
     300     Marvell Technology Group, Ltd.*         13,513
     400     Maxim Integrated Products               18,836
     300     Power Integrations, Inc.*                8,799
     250     Qlogic Corp.*                            8,253
     600     Skyworks Solutions, Inc.*                6,996
     600     Vitesse Semiconductor Corp.*             4,254
     950     Zoran Corp.*                            16,492
                                                 ----------
                                                 $  123,039
                                                 ----------
             Total Semiconductors                $  154,612
                                                 ----------
             TOTAL COMMON STOCKS
             (Cost $834,538)                     $1,059,276
                                                 ----------




The accompanying notes are an integral part of these financial statements.   13

Pioneer Emerging Growth Fund
SCHEDULE OF INVESTMENTS 3/31/04                                    (continued)



Principal
Amount                                                            Value
               TEMPORARY CASH INVESTMENT - 2.6%
               Security Lending Collateral - 2.6%
  $27,513      Securities Lending Investment Fund, 1.0%      $   27,513
                                                             ----------
               TOTAL TEMPORARY CASH INVESTMENT - 2.6%
               (Cost $27,513)                                $   27,513
                                                             ----------
               TOTAL INVESTMENT IN SECURITIES - 101.8%
               (Cost $862,051) (a)                           $1,086,789
                                                             ----------
               OTHER ASSETS AND LIABILITIES - (1.8)%         $  (19,595)
                                                             ----------
               TOTAL NET ASSETS - 100.0%                     $1,067,194
                                                             ----------


*       Non-income producing security.
 A.D.R. American Depository Receipts


 (a)  At March 31, 2004 the net unrealized gain on investments based on cost for federal income tax purposes of $862,936 was as follows:
       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost                   $247,068
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value                   (23,215)
                                                                           --------
       Net unrealized gain                                                 $223,853
                                                                           --------



+   At March 31, 2004, the following securities were on loan:


  Shares      Security                    Market Value
  332         99 Cents Only Stores        $ 8,107
  237         Celgene Corp.               $11,293
  190         Cymer, Inc.                 $ 7,336

Purchases and sales of securities (excluding temporary cash investments) for the year ended March 31, 2004 aggregated $617,577 and $610,221, respectively.


14    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund
STATEMENT OF ASSETS AND LIABILITIES 3/31/04



ASSETS:
  Investment in securities, at value (including securities
   loaned of $26,736) (cost $862,051)                         $1,086,789
  Cash                                                            62,885
  Receivables -
   Dividends, interest and foreign taxes withheld                    127
  Other                                                              973
                                                              ----------
     Total assets                                             $1,150,774
                                                              ----------
LIABILITIES:
  Payables -
   Due to Pioneer Investment Management, Inc.                      3,906
   Investment securities purchased                            $    3,651
   Upon return of securities loaned                               27,513
  Due to affiliates                                               10,831
  Accrued expenses                                                37,679
                                                              ----------
     Total liabilities                                        $   83,580
                                                              ----------
NET ASSETS:
  Paid-in capital                                             $  744,919
  Accumulated net realized gain on investments                    97,537
  Net unrealized gain on investments                             224,738
                                                              ----------
     Total net assets                                         $1,067,194
                                                              ----------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,067,194/75,000 shares)                 $    14.23
                                                              ----------
MAXIMUM OFFERING PRICE:
  Class A ($14.23 [divided by] 94.25%)                        $    15.10
                                                              ----------


The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended 3/31/04



INVESTMENT INCOME:
  Dividends (Net of foreign taxes withheld of $10)             $  2,180
  Interest                                                          344
  Income from securities loaned, net                                 13
                                                               --------
     Total investment income                                                $  2,537
                                                                            --------
EXPENSES:
  Management fees                                              $  8,023
  Transfer agent fees                                              (442)
  Distribution fees                                               2,360
  Administrative fees                                            28,310
  Custodian fees                                                 11,930
  Professional fees                                              34,815
  Fees and expenses of nonaffiliated trustees                     5,756
  Registration Fees                                              (5,634)
  Insurance Fees                                                  5,494
  Printing                                                       12,420
  Miscellaneous                                                  (3,134)
                                                               --------
     Total expenses                                                         $ 99,898
                                                                            --------
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                         (85,706)
                                                                            --------
     Net expenses                                                           $ 14,192
                                                                            --------
       Net investment loss                                                  $(11,655)
                                                                            --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $149,192
  Change in net unrealized gain on investments                              $246,670
                                                                            --------
     Net gain on investments                                                $395,862
                                                                            --------
     Net increase in net assets resulting from operations                   $384,207
                                                                            --------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended 3/31/04 and the period from 8/22/02
(Commencement of Operations) to 3/31/03



                                                                    Year        8/22/02
                                                                   Ended          to
                                                                  3/31/04       3/31/03
FROM OPERATIONS:
Net investment loss                                             $  (11,655)    $ (5,081)
Net realized gain (loss) on investments                            149,192      (29,688)
Change in net unrealized gain (loss) on investments                246,670      (21,932)
                                                                ----------     --------
   Net increase (decrease) in net assets resulting
     from operations                                            $  384,207     $(56,701)
                                                                ----------     --------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($0.14 and $0.00 per share, respectively)             $  (10,312)    $      -
                                                                ----------     --------
   Total distributions to shareowners                           $  (10,312)    $      -
                                                                ----------     --------
  Net increase (decrease) in net assets                         $  373,895     $(56,701)
                                                                ----------     --------
NET ASSETS:
Beginning of year (initial capitalization - 75,000 shares)         693,299      750,000
                                                                ----------     --------
End of year (including accumulated net investment income
  (loss) of $0 and $0, respectively)                            $1,067,194     $693,299
                                                                ----------     --------




The accompanying notes are an integral part of these financial statements.   17

Pioneer Emerging Growth Fund
FINANCIAL HIGHLIGHTS



                                                                      Year            8/22/02 (a)
                                                                      Ended               to
                                                                     3/31/04            3/31/03
CLASS A
Net asset value, beginning of period                               $   9.24           $   10.00
                                                                   --------           ---------
Increase (decrease) from investment operations:
  Net investment loss                                              $  (0.15)          $   (0.07)
  Net realized and unrealized gain (loss) on investments               5.28               (0.69)
                                                                   --------           ---------
     Net increase (decrease) from investment operations            $   5.13           $   (0.76)
Distributions to shareowners:
  Net realized gain                                                   (0.14)                  -
                                                                   --------           ---------
Net increase (decrease) in net asset value                         $   4.99           $   (0.76)
                                                                   --------           ---------
Net asset value, end of period                                     $  14.23           $    9.24
                                                                   --------           ---------
Total return*                                                         55.55%              (7.60)%
Ratio of net expenses to average net assets                            1.50%               1.50%**
Ratio of net investment loss to average net assets                    (1.24)%             (1.21)%**
Portfolio turnover rate                                                  66%                 13%
Net assets, end of period (in thousands)                           $  1,067           $     693
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        10.58%***           22.26%**
  Net investment loss                                                (10.32)%            (21.97)%**


(a)  Class A shares were first publicly offered on August 22, 2002.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

 ** Annualized.
*** In the absence of the negative registration fees in the statement of operations, which relates to a change in estimate for registration fees in the period ended March 2003, the gross expense ratio to average net assets would have been 11.00%. As a result of the expense limitation arrangement (see Footnote 2), there would be no effect on the per share operating performance, total return and the net expense and net investment loss ratios to average net assets.



18    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund
NOTES TO FINANCIAL STATEMENTS 3/31/04

1. Organization and Significant Accounting Policies


Pioneer Emerging Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on May 7, 2002, and commenced operations on August 22, 2002. Prior to August 22, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at March 31, 2004 are owned by PFD. The Fund's investment objective is to seek long-term capital growth.


The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:


A. Security Valuation


    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. As of March 31, 2004 there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from

Pioneer Emerging Growth Fund
NOTES TO FINANCIAL STATEMENTS 3/31/04                              (continued)


    foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.


    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.


    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.



C. Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.


    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Emerging Growth Fund

    No distributions were paid by the Fund for the fiscal year ended March 31, 2003. The tax character of distributions paid during the year ended March 31, 2004 is as follows:


------------------------------------------------------
                                           2004
------------------------------------------------------
  Distributions paid from:
  Ordinary Income                         $    --
  Long-Term capital gain                   10,312
                                          -------
                                          $10,312
  Return of Capital                            --
                                          -------
  Total                                   $10,312

------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at March 31, 2004.


---------------------------------------------------------
                                           2004
---------------------------------------------------------
  Undistributed ordinary income        $ 33,554
  Undistributed long-term gain           64,868
  Unrealized appreciation               223,853
                                       --------
  Total                                $322,275

---------------------------------------------------------


    The difference between book basis and tax-basis unrealized depre ciation is attributable to the tax deferral of losses on wash sales.

    At March 31, 2004 the Fund has reclassified $11,655 to decrease accumulated net investment loss, and $11,655 to decrease accumulated net realized gain on investments. The reclassification has no impact on the net assests of the Fund and is designed to present the Fund's capital accounts on a tax basis that may exist.


D. Fund Shares


    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the year ended March 31, 2004.


E. Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates

Pioneer Emerging Growth Fund
NOTES TO FINANCIAL STATEMENTS 3/31/04                              (continued)

    or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging and trading strategies and potentially result in a loss. As of March 31, 2004, the Fund had no open futures contracts.


F. Securities Lending


    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.



G. Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in

Pioneer Emerging Growth Fund

    safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

PIM has voluntarily agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A's expenses to 1.50% of average daily net assets attributable to Class A. This agreement is temporary and may be terminated or revised by PIM at any time without notice.


In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2004, $10,586 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. There were no transfer agent fees included in due to affiliates payable to PIMSS at March 31, 2004.


4. Distribution Plans
The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $245 in distribution fees payable to PFD at March 31, 2004.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended March 31, 2004, the Fund's expenses were not reduced under such arrangements.

Pioneer Emerging Growth Fund
NOTES TO FINANCIAL STATEMENTS 3/31/04                              (continued)

To the Board of Trustees and Shareowners of Pioneer Emerging Growth Fund:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Emerging Growth Fund (the "Fund") as of March 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated in the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Emerging Growth Fund at March 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated in the two years then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
May 12, 2004

Pioneer Emerging Growth Fund
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Auditors
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers


The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 60 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

INTERESTED TRUSTEES


-------------------------------------------------------------------------------------------------------------
Name and Age                      Positions Held With the Fund          Term of Office and Length of Service
John F. Cogan, Jr. (77)*          Chairman of the Board,                Since 2002.
                                  Trustee and President                 Serves until a successor trustee is
                                                                        elected or earlier retirement or removal.

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------
Osbert M. Hood (51)**             Trustee and                           Since Jine, 2002.
                                  Executive Vice President              Serves until successor trustee is
                                                                        elected or earlier retirement or removal.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Name, Age and Address          Positions Held With the Fund   Term of Office and Length of Service
Mary K. Bush (56)              Trustee                        Since 2002.
3509 Woodbine Street,                                         Serves until a successor trustee is
Chevy Chase, MD 20815                                         elected or earlier retirement or removal.
-------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)   Trustee                        Since 2002.
Boston University Healthcare                                  Serves until a successor trustee is
Entrepreneurship Program,                                     elected or earlier retirement or removal.
53 Bay State Road,
Boston, MA 02215
-------------------------------------------------------------------------------------------------------------

Principal Occupation During Past Five Years                 Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset      Director of Harbor Global Company,
Management S.p.A. ("PGAM"); Non-Executive Chairman          Ltd

and a Director of Pioneer Investment Management USA
Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
Director of Pioneer Alternative Investment Management
Limited (Dublin); President and a Director of Pioneer
Alternative Investment Management (Bermuda) Limited and affiliated funds; President and Director of Pioneer
Funds Distributor, Inc. ("PFD"); President of all of the
Pioneer Funds; and Of Counsel (since 2000, partner prior to 2000), Hale and Dorr LLP (counsel to PIM-USA and the Pioneer Funds)

-------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, PIM-USA since        None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999

--------------------------------------------------------------------------------------------------------

Principal Occupation During Past Five Years                  Other Directorships Held by this Trustee
President, Bush International (international financial       Director of Brady Corporation
advisory firm)                                              (industrial identification and
                                                             specialty coated material products
                                                             manufacturer), Millennium Chemicals,
                                                             Inc. (commodity chemicals), Mortgage
                                                             Guaranty Insurance Corporation, and
                                                             R.J. Reynolds Tobacco Holdings, Inc.
                                                            (tobacco)
-------------------------------------------------------------------------------------------------------
Alexander Graham Bell Professor of Health Care               None

Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of Surgery,
Boston University School of Medicine; and University
Professor, Boston University
-------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES



Name, Age and Address           Positions Held With the Fund   Term of Office and Length of Service
Margaret B.W. Graham (57)       Trustee                        Since 2002.
1001 Sherbrooke Street West,                                   Serves until a successor trustee is
Montreal, Quebec, Canada                                       elected or earlier retirement or removal.
H3A 1G5
--------------------------------------------------------------------------------------------------------
Marguerite A. Piret (56)        Trustee                        Since 2002.
One Boston Place, 28th Floor,                                  Serves until a successor trustee is
Boston, MA 02108                                               elected or earlier retirement or removal.
Stephen K. West (75)            Trustee                        Since 2002.
125 Broad Street,                                              Serves until a successor trustee is
New York, NY 10004                                             elected or earlier retirement or removal.
--------------------------------------------------------------------------------------------------------
John Winthrop (67)              Trustee                        Since 2002.
One North Adgers Wharf,                                        Serves until a successor trustee is
Charleston, SC 29401                                           elected or earlier retirement or removal.
--------------------------------------------------------------------------------------------------------


 FUND OFFICERS


Name and Age                 Positions Held With the Fund   Term of Office and Length of Service

Dorothy E. Bourassa (56)     Secretary                      Serves at the discretion of board.
-----------------------------------------------------------------------------------------------

Christopher J. Kelley (39)   Assistant Secretary            Serves at the discretion of board.
-----------------------------------------------------------------------------------------------

David C. Phelan (46)         Assistant Secretary            Serves at the discretion of board.
-----------------------------------------------------------------------------------------------

Vincent Nave (58)            Treasurer                      Serves at the discretion of board.
-----------------------------------------------------------------------------------------------

Luis I. Presutti (39)        Assistant Treasurer            Serves at the discretion of board.
-----------------------------------------------------------------------------------------------


Principal Occupation During Past Five Years                        Other Directorships Held by this Trustee
Founding Director, The Winthrop Group, Inc. (consulting firm);     None
Professor of Management, Faculty of Management, McGill
University

-----------------------------------------------------------------------------------------------
President and Chief Executive Officer, Newbury, Piret &            None
Company, Inc. (investment banking firm)
Senior Counsel, Sullivan & Cromwell (law firm)                     Director, The Swiss Helvetia Fund,
                                                                   Inc. (closed-end investment
                                                                   company) and AMVESCAP PLC
                                                                   (investment managers)
-----------------------------------------------------------------------------------------------

President, John Winthrop & Co., Inc.                               None
(private investment firm)

-----------------------------------------------------------------------------------------------


Principal Occupation During Past Five Years                      Other Directorships Held by this Officer
Secretary of PIM-USA; Senior Vice President-Legal of             None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director of
Compliance of PIM-USA from April 1998 through
October 2000
--------------------------------------------------------------------------------------------------
Assistant Vice President and Senior Counsel of Pioneer since     None
July 2002; Vice President and Senior Counsel of BISYS Fund
Services, Inc. (April 2001 to June 2002); Senior Vice
President and Deputy General Counsel of Funds Distributor,
Inc. (July 2000 to April 2001; Vice President and Associate
General Counsel from July 1996 to July 2000); Assistant
Secretary of all of the Pioneer Funds since September 2003
--------------------------------------------------------------------------------------------------
Partner, Hale and Dorr LLP; Assistant Secretary of all of        None
Pioneer Funds since September 2003
--------------------------------------------------------------------------------------------------
Vice President-Fund Accounting, Administration and Custody       None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)
--------------------------------------------------------------------------------------------------
Assistant Vice President-Fund Accounting, Administration         None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
--------------------------------------------------------------------------------------------------

FUND OFFICERS



Name and Age                  Positions Held With the Fund   Term of Office and Length of Service
Gary Sullivan (46)            Assistant Treasurer            Serves at the discretion of board.
-------------------------------------------------------------------------------------------------

Katherine Kim Sullivan (30)   Assistant Treasurer            Serves at the discretion of board.
-------------------------------------------------------------------------------------------------


Principal Occupation During Past Five Years                    Other Directorships Held by this Officer
Fund Accounting Manager-Fund Accounting, Administration        None
and Custody Services of Pioneer; and Assistant Treasurer of
all of the Pioneer Funds since May 2002
-------------------------------------------------------------------------------------------------
Fund Administration Manager-Fund Accounting,                   None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003
-------------------------------------------------------------------------------------------------

PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS


Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.


FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.


6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

RETIREMENT PLANS FROM PIONEER


Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.


Individual Retirement Accounts (IRAs)


Traditional IRA*
For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.


Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.


Employer-Sponsored Plans


Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.


401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.


SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.



Most retirement plan withdrawals must meet specific conditions to avoid penalties.

                                     Notes

                                     Notes

HOW TO CONTACT PIONEER

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


     Call us for:


     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292


     FactFoneSM for automated fund yields, prices,
     account information and transactions                       1-800-225-4321


     Retirement plans information                               1-800-622-0176


     Telecommunications Device for the Deaf (TDD)               1-800-225-1997


     Write to us:


     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014


     Our toll-free fax                                          1-800-225-4240


     Our Internet e-mail address                 ask.pioneer@pioneerinvest.com
 (for general questions about Pioneer only)



     Visit our web site:                                  www.pioneerfunds.com


 Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.






Pioneer Investment Management, Inc.
60 State Street                                                    15411-00-0504
Boston, Massach            (C)2004 Pioneer Funds Distributor, Inc.  usetts 02109
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the initial and annual filings of its Form N-1A, totaled approximately $21,100 in 2004 and approximately $27,900 in 2003.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for the Fund's audit-related service, which was for a review of the semi annual financial statements, totaled approximately $10,000 in 2004. There were no audit-related services in 2003.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $3,600 for both 2004 and 2003.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended March 31, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

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GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

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    (2) Disclose the percentage of services described in each of paragraphs (b)
   through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $17,600 in 2004 and approximately $22,900 in 2003.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates
(as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 3, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 3, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 3, 2004

* Print the name and title of each signing officer under his or her signature.